DEFERRED INCOME (Tables)	3 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
SCHEDULE OF DEFERRED INCOME

	March 31, 2026	December 31, 2025
Deferred, revenue beginning	$209,748	$86,681
Revenue recognized	(65,364)	(90,781)
Unearned revenues received	67,960	223,426
Foreign exchange	1,747	(9,577)
	$214,091	$209,749
Current portion	$176,663	$165,237
Long term portion	37,428	44,512
	$214,091	$209,749